Current and Long-Term Debt and Capital Lease Obligations (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Current and Long-Term Debt and Capital Lease Obligations [Abstract]
Schedule of Current and Long-term Debt and Capital Lease Obligations
Current and long-term debt and capital lease obligations consist of the following:

	March 31, 2021	December 31, 2020
Term Loan	$—	$44,663
Unamortized debt issuance costs	—	(1,234)
Revolving Facility Line of Credit	—	—
Capital lease obligations	212	246
Subtotal	212	43,675
Less: current portion, net of unamortized debt issuance costs	(170)	(380)
	$42	$43,295

Current and long-term debt and capital lease obligations consist of the following as of December 31 of each year:

December 31,	2020	2019
Term Loan	$44,663	$5,833
Unamortized debt issuance costs	(1,234)	(67)
Revolving Facility Line of Credit	—	22,750
Capital lease obligations	246	502
Subtotal	43,675	29,018
Less: current portion, net of unamortized debt issuance costs	(380)	(876)
	$43,295	$28,142